Accumulated Other Comprehensive Loss	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
The changes in accumulated other comprehensive loss by component for the three months ended June 30, 2014 were as follows (net of tax):

	Derivative instruments (1)	Defined benefit plans adjustment (2)	Cumulative translation adjustment	Total
		(In thousands)
Balance at April 1, 2014	$(327)	$(752)	$(6,636)	$(7,715)
Other comprehensive income/(loss) before reclassifications	(4)	8	(660)	(656)
Amounts reclassified from accumulated other comprehensive income/(loss)	206	(4)	—	202
Other comprehensive income/(loss), net of tax expense of $106	202	4	(660)	(454)
Balance at June 30, 2014	$(125)	$(748)	$(7,296)	$(8,169)

(1)	The accumulated other comprehensive loss reclassification components affect cost of goods sold. See Note 9 “Derivative Financial Instruments and Fair Value Measurement.”

(2)
The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 12 “Employee Retirement Plans.”

The changes in accumulated other comprehensive loss by component for the six months ended June 30, 2014 were as follows (net of tax):

	Derivative instruments (1)	Defined benefit plans adjustment (2)	Cumulative translation adjustment	Total
		(In thousands)
Balance at January 1, 2014	$205	$(793)	$(7,852)	$(8,440)
Other comprehensive income/(loss) before reclassifications	(1,199)	53	556	(590)
Amounts reclassified from accumulated other comprehensive income/(loss)	869	(8)	—	861
Other comprehensive income/(loss), net of tax benefit of $197	(330)	45	556	271
Balance at June 30, 2014	$(125)	$(748)	$(7,296)	$(8,169)

(1)	The accumulated other comprehensive loss reclassification components affect cost of goods sold. See Note 9 “Derivative Financial Instruments and Fair Value Measurement.”

(2)
The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 12 “Employee Retirement Plans.”

The changes in accumulated other comprehensive loss by component for the three months ended June 30, 2013 were as follows (net of tax):

	Derivative instruments (1)	Defined benefit plans adjustment (2)	Cumulative translation adjustment	Total
		(In thousands)
Balance at April 1, 2013	$(209)	$(1,764)	$(41,099)	$(43,072)
Other comprehensive income/(loss) before reclassifications	325	(4)	5,407	5,728
Amounts reclassified from accumulated other comprehensive income/(loss)	(325)	(22)	—	(347)
Other comprehensive income/(loss), net of tax benefit of $18	—	(26)	5,407	5,381
Balance at June 30, 2013	$(209)	$(1,790)	$(35,692)	$(37,691)

(1)	The accumulated other comprehensive loss reclassification components affect cost of goods sold. See Note 9 “Derivative Financial Instruments and Fair Value Measurement.”

(2)
The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 12 “Employee Retirement Plans.”

The changes in accumulated other comprehensive loss by component for the six months ended June 30, 2013 were as follows (net of tax):

	Derivative instruments (1)	Defined benefit plans adjustment (2)	Cumulative translation adjustment	Total
		(In thousands)
Balance at January 1, 2013	$(294)	$(1,818)	$(25,576)	$(27,688)
Other comprehensive income/(loss) before reclassifications	332	72	(10,116)	(9,712)
Amounts reclassified from accumulated other comprehensive income/(loss)	(247)	(44)	—	(291)
Other comprehensive income/(loss), net of tax expense of $50	85	28	(10,116)	(10,003)
Balance at June 30, 2013	$(209)	$(1,790)	$(35,692)	$(37,691)

(1)	The accumulated other comprehensive loss reclassification components affect cost of goods sold. See Note 9 “Derivative Financial Instruments and Fair Value Measurement.”

(2)
The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 12 “Employee Retirement Plans.”

Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss comprises net income plus all other changes in equity from non-owner sources. The changes in accumulated other comprehensive loss by component for the year- ended December 31, 2013 were as follows (net of tax):

	Derivative instruments(1)	Defined benefit plans adjustment(2)	Cumulative translation adjustment	Total
	(In thousands)
Balance at January 1, 2013	$(294)	$(1,818)	$(25,576)	$(27,688)
Other comprehensive income before reclassifications	1,888	1,115	17,724	20,727
Amounts reclassified from accumulated other comprehensive income/(loss)	(1,389)	(90)	—	(1,479)
Other comprehensive income/(loss), net of taxes of $796	499	1,025	17,724	19,248
Balance at December 31, 2013	$205	$(793)	$(7,852)	$(8,440)
___________________________

(1)	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 12 “Derivative Financial Instruments.”

(2)
The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 15 “Employee Retirement Plans.”